Interim Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Operating activities
Profit before tax	$ 87,000,000		$ 236,000,000
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss	154,000,000		125,000,000
(Loss)/gain on disposal of non-current assets	1,000,000		1,000,000
Listing expense	162,000,000
Finance costs	57,000,000		62,000,000
Finance income	(13,000,000)		(26,000,000)
Other non-operating loss, net	8,000,000
Net foreign exchange loss/(gain), net	21,000,000		(24,000,000)
Changes in trade and other receivables and prepayments	(49,000,000)		3,000,000
Changes in inventories			1,000,000
Changes in trade and other payables	80,000,000		30,000,000
Changes in provisions, pensions and other	6,000,000		2,000,000
Interest paid	(62,000,000)		(56,000,000)
Interest received	7,000,000		10,000,000
Income tax paid	(53,000,000)		(40,000,000)
Net cash flows from operating activities	406,000,000		324,000,000
Investing activities
Purchase of property, plant and equipment	(156,000,000)		(109,000,000)
Purchase of intangible assets	(47,000,000)		(34,000,000)
Payments on deposits	(38,000,000)		(13,000,000)
(Outflows)/Inflows on loans granted	358,000,000
Receipts from/(investment in) financial assets	30,000,000		(61,000,000)
Acquisition of subsidiaries, net of cash acquired	(151,000,000)		(2,000,000)
Other proceeds from investing activities, net			12,000,000
Net cash flows used in investing activities	(4,000,000)		(207,000,000)
Financing activities
Repayment of Loan Note Payable	(123,000,000)
Proceeds from borrowings, net of fees paid	7,000,000
Repayment of debt	(601,000,000)		(21,000,000)
Proceeds from SPAC Merger, net of transaction costs	132,000,000
Investment in shares of VEON Ltd.	(22,000,000)
Net cash flows used in financing activities	(607,000,000)		(21,000,000)
Net (decrease)/increase in cash and cash equivalents	(205,000,000)		96,000,000
Net foreign exchange difference	3,000,000		(10,000,000)
Cash and cash equivalents at beginning of period	674,000,000	[1]	425,000,000	$ 425,000,000
Cash and cash equivalents at end of period	472,000,000		511,000,000	674,000,000	[1]	$ 425,000,000
VEON Holdings B.V.
Operating activities
Profit before tax				347,000,000		346,000,000
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss				166,000,000		177,000,000
(Loss)/gain on disposal of non-current assets				1,000,000		(2,000,000)
Finance costs				82,000,000		82,000,000
Finance income				(40,000,000)		(35,000,000)
Other non-operating loss, net				(2,000,000)		8,000,000
Net foreign exchange loss/(gain), net				(39,000,000)		(38,000,000)
Changes in trade and other receivables and prepayments				(10,000,000)		28,000,000
Changes in inventories						(2,000,000)
Changes in trade and other payables				32,000,000		(33,000,000)
Changes in provisions, pensions and other				4,000,000		3,000,000
Interest paid				(78,000,000)		(75,000,000)
Interest received				19,000,000		16,000,000
Income tax paid				(52,000,000)		(62,000,000)
Net cash flows from operating activities				430,000,000		413,000,000
Investing activities
Purchase of property, plant and equipment				(162,000,000)		(96,000,000)
Purchase of intangible assets				(86,000,000)		(47,000,000)
Payments on deposits				(13,000,000)		(52,000,000)
(Outflows)/Inflows on loans granted				(2,000,000)		13,000,000
Receipts from/(investment in) financial assets				119,000,000		(150,000,000)
Other proceeds from investing activities, net				12,000,000		5,000,000
Net cash flows used in investing activities				(132,000,000)		(327,000,000)
Financing activities
Repayment of debt				(29,000,000)		(88,000,000)
Investment in shares of VEON Ltd.				(8,000,000)
Net cash flows used in financing activities				(37,000,000)		(88,000,000)
Net (decrease)/increase in cash and cash equivalents				261,000,000		(2,000,000)
Net foreign exchange difference				(12,000,000)		(5,000,000)
Cash and cash equivalents at beginning of period	$ 674,000,000		$ 425,000,000	425,000,000		432,000,000
Cash and cash equivalents at end of period				$ 674,000,000		$ 425,000,000

[1]	prior period comparatives have been reclassified to conform with the current period presentation